Financial assets - impairments - Impairment charged to income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment losses/(releases) charged to the income statement
losses/(releases) charged to the income statement	£ 530	£ 537	£ (853)
Securities	(37)	(59)	126
Impairment losses/(releases) charged to the income statement	493	478	(727)
Loans and advances to customers
Impairment losses/(releases) charged to the income statement
losses/(releases) charged to the income statement	£ 530	£ 537	(849)
Loans and advances to banks
Impairment losses/(releases) charged to the income statement
losses/(releases) charged to the income statement			£ (4)